SHAREHOLDERS' EQUITY (Schedule of Stock Options Outstanding) (Details) - $ / shares		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of shares issuable upon exercise
Outstanding at beginning of year		1,587,612	1,967,784	1,866,940
Granted		347,563	554,433	174,420
Exercised		(175,482)	(908,169)	(47,940)
Forfeited		(87,009)	(26,436)	(25,636)
Outstanding at end of year		1,672,684	1,587,612	1,967,784
Exercisable at end of year		987,568	1,039,011	1,747,532
Weighted average exercise price
Outstanding at beginning of year	[1]	$ 6.64	$ 2.51	$ 2.13
Granted	[1]	7.38	13.76	6.02
Exercised	[1]	3.04	1.94	0.15
Forfeited	[1]	12.55	9.73	3.12
Outstanding at end of year	[1]	6.87	6.64	2.51
Exercisable at end of year	[1]	$ 4.22	$ 2.87	$ 2.29

[1]	In dollars per share.